Revenue from Contracts with Customers - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Contract liabilities, revenues recognized	¥ 183,736,546	$ 28,832,273	¥ 206,913,137
Deferred revenues, expected to be recognized as revenues	529,620,463		583,216,366	$ 83,109,008
Initial Franchise Fee
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Deferred revenues, expected to be recognized as revenues	248,406,284		280,478,697	38,980,367
Membership Fees
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Deferred revenues, expected to be recognized as revenues	186,976,973		215,009,108	29,340,767
Greentree Reward Membership Program
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Deferred revenues, expected to be recognized as revenues	46,633,195		39,591,471	7,317,766
Cash Received for Prepaid Card and Sublease
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Deferred revenues, expected to be recognized as revenues	¥ 47,604,011		¥ 48,137,090	$ 7,470,108